Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Feb. 08, 2018	Jan. 25, 2018	Jan. 17, 2018	Dec. 31, 2017	Dec. 31, 2016	[1]	Dec. 31, 2015	[1]	Jan. 05, 2018
Subsequent Events
Net proceeds from issuance of preference units				$ 139,222	$ 0		$ 0
Common units
Subsequent Events
GasLog Partners Declaration of distribution (USD/share)		$ 0.5235
Aggregate amount of the declared distribution		$ 22,845
Series B Preference Units
Subsequent Events
GasLog Partners Declaration of distribution (USD/share)	$ 0.33028
Series A Preference Units
Subsequent Events
GasLog Partners Declaration of distribution (USD/share)	$ 0.5390625
Prepayment of debt | Two-year bullet junior tranche facility
Subsequent Events
Prepaid outstanding debt									$ 29,750
Public offering of preference units | Series B Preference Units | IPO
Subsequent Events
Number of preference units issued			4,600,000
Dividend rate of preference units			8.20%
Number of additional units as per underwriters option			600,000
Offering price per unit			$ 25.00
Net proceeds from issuance of preference units			$ 110,988

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd. acquired on May 3, 2017, July 3, 2017 and October 20, 2017, respectively, from GasLog Ltd. (“GasLog”) (Note 1).